Segment information - Summary of Key Financial Performance Measures of Segments Including Revenue, Cost of Revenue, and Gross Profit/(Loss) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Revenue	€ 15,673	€ 13,247	€ 11,727
Cost of revenue	10,949	9,850	8,801
Gross profit	4,724	3,397	2,926
Premium
Disclosure of operating segments [line items]
Revenue	13,819	11,566	10,251
Cost of revenue	9,324	8,231	7,355
Gross profit	4,495	3,335	2,896
Ad-Supported
Disclosure of operating segments [line items]
Revenue	1,854	1,681	1,476
Cost of revenue	1,625	1,619	1,446
Gross profit	€ 229	€ 62	€ 30